Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000069244
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Global Value Fund, Institutional Class Shares
Accumulated Value		$ 100,000		$ 100,956	$ 125,478	$ 118,210	$ 127,149	$ 111,345	$ 160,903	$ 143,377	$ 157,093	$ 199,204	$ 239,325
C000142760
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Global Value Fund, Investor Class Shares
Accumulated Value		10,000		10,077	12,490	11,750	12,600	11,009	15,872	14,092	15,414	19,505	23,373
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI Index (USD) (NR)
Accumulated Value		100,000		102,048	125,726	125,075	140,824	147,707	202,769	162,302	179,346	238,155	292,080
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (NR)
Accumulated Value		$ 10,000		$ 10,205	$ 12,573	$ 12,508	$ 14,082	$ 14,771	$ 20,277	$ 16,230	$ 17,935	$ 23,816	$ 29,208

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).